EQUITY - Disclosure of Equity (Details) Share in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022 shares	Dec. 31, 2022 Share shares	Dec. 31, 2021 Share shares
Equity [abstract]
Common shares outstanding beginning balance	284,892,000	284,892,000	282,115,000
Exercise of share options | Share		735	2,777
Common shares issued under PSU plan	866,028		866,000
Common shares outstanding ending balance		286,493,000	284,892,000